Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of income tax expense

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before tax
Loss from PRC entities	(54,776)	(150,478)	(143,951)
Loss from overseas entities	(11,930)	(24,456)	(344)
Total loss before tax	(66,706)	(174,934)	(144,295)

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Current income tax expense	206	490	1,880
Deferred income tax	—	—	—
Total income tax expense	206	490	1,880

Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	Year Ended December 31,
	2020	2021	2022
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax rates in different tax jurisdiction	(2.6)%	(2.0)%	(0.3)%
Income tax on tax holiday(1)	(3.0)%	(2.2)%	(6.0)%
Additional deduction for research and development expenditures	8.9%	7.2%	8.5%
Share-based compensation	(2.1)%	(8.4)%	(10.5)%
Permanent book-tax differences	(2.2)%	6.2%	(1.4)%
Change in valuation allowance(2)	(24.3)%	(26.0)%	(16.6)%
Effective tax rates	(0.3)%	(0.2)%	(1.3)%
(1)	The income tax on tax holidays represents the effect of preferential income tax rate that the WFOE qualified as an HNTE is entitled to enjoy the beneficial tax rate of 15%.
(2)	Valuation allowance for the years ended December 31, 2020, 2021 and 2022 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Deferred tax assets
Net accumulated losses-carry forward	33,277	76,944	103,231
Payroll liabilities	3,836	5,438	2,915
Inventory write-downs	183	402	691
Receivables allowances	83	171	42
Other deductible temporary difference	26	9	88
Less: valuation allowance	(37,405)	(82,964)	(106,967)
Total deferred tax assets	—	—	—

Summary of tax losses carry forwarded for future years

At December 31, 2022	US$
2023	115
2024	238
2025	62,589
2026	111,126
2027	51,577
2028	33,544
2029	71,988
2030	39,414
2031	36,357
2032	107,533
Total tax losses carry forwards	514,481

Schedule of movement of valuation allowance

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Balance at beginning of the year	21,205	37,405	82,964
Changes of valuation allowance(1)	16,200	45,559	24,003
Balance at end of the year	37,405	82,964	106,967
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2021 and 2022, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries and the VIE.